OTHER COMPREHENSIVE (LOSS) INCOME (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated income (loss)
Foreign currency translation adjustments	$ 242		$ 242		$ 217	$ 296
Pension and other postretirement benefit adjustments	(787)		(787)		(845)	(663)
Other comprehensive income (loss) of unconsolidated affiliates	7		7		8	7
Other, net	(3)		(3)		(3)	(1)
Total	(541)		(541)		(623)	(361)
Amounts attributable to non controlling interests	10		10		12	7
Amounts attributable to the entity	(531)		(531)		(611)	(354)
(Loss) Income
Foreign currency translation adjustments	94	(118)	25	30	(79)	23	71
Foreign currency translation adjustments, tax amount			10		11	12
Pension and other postretirement benefit adjustment	15	(77)	58	(66)	(182)	(28)	136
Pension and other postretirement benefit adjustment, tax amount			140		156	124
Other comprehensive income (loss) of unconsolidated affiliates		3	(1)	3	1		(2)
Other, net		1	(1)	1	(2)	(2)	2
Other comprehensive income (loss)	109	(194)	82	(35)	(262)	(7)	207
Amounts attributable to non controlling interests	(2)		(2)	(1)	5	1	(1)
Amounts attributable to the entity	$ 107	$ (194)	$ 80	$ (36)	$ (257)	$ (6)	$ 206